Credit Losses (Schedule of allowance for credit losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Receivables [Abstract]
Balance, at beginning of period	$ 13,796		$ 24,602
Provision for expected credit losses	616		621
Recoveries collected	(118)	[1]	(9,613)
Amounts written off charged against the allowance and others	(234)		(1,814)
Balance, at end of period	$ 14,060		$ 13,796

[1]	During 2024, the Company collected $9,064 thousand from South American customer, see Note 13D.3.